Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 916
Gains/(losses) recorded in income	62
Gains/(losses) recorded in OCI	1
Purchases/ Issuances	5
Sales/ Settlements	(35)
Transfers into/out of Level 3	25
Fair value, ending balance	974	$ 916
Change in unrealized gains/(losses)recorded in income for instruments still held	62
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	2	5
Purchases/ Issuances	(38)	(7)
Sales/ Settlements		25
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Fair value, beginning balance	(12)	(36)
Transfers into/out of Level 3	(3)	1
Fair value, ending balance	(51)	(12)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances	(6)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	15
Gains/(losses) recorded in income	2	3
Fair value, ending balance	20	18
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18
Gains/(losses) recorded in income	2
Fair value, ending balance	20	18
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	910	898
Gains/(losses) recorded in income	58	14
Gains/(losses) recorded in OCI	1	7
Purchases/ Issuances	43	43
Sales/ Settlements	(35)	(24)
Transfers into/out of Level 3		(28)
Fair value, ending balance	1,005	910
Change in unrealized gains/(losses)recorded in income for instruments still held	58
Transfers into/out of Level 3	28
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Gains/(losses) recorded in OCI	1
Fair value, ending balance	24	23
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Gains/(losses) recorded in income	1
Gains/(losses) recorded in OCI	3
Fair value, ending balance	27	23
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	864
Gains/(losses) recorded in income	57
Gains/(losses) recorded in OCI	(3)
Purchases/ Issuances	43
Sales/ Settlements	(35)
Fair value, ending balance	954	864
Change in unrealized gains/(losses)recorded in income for instruments still held	57
Transfers into/out of Level 3	28
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	4
Transfers into/out of Level 3	(3)
Fair value, ending balance	1	4
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	3
Transfers into/out of Level 3	(1)
Fair value, ending balance	2	3
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(17)
Gains/(losses) recorded in income	1
Purchases/ Issuances	(32)
Fair value, ending balance	(48)	(17)
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(2)
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	1
Fair value, ending balance	(6)	$ (2)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 1